Segment Information (Reconciliation Of Revenue From Segments To Consolidated) (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenues	$ 3,841	$ 4,672	$ 5,577	$ 4,720	$ 18,810	$ 17,715	$ 17,439
Annuities Segment [Member]
Segment Reporting Information [Line Items]
Total revenues					4,482	4,691	4,455
Retirement Plan Services Segment [Member]
Segment Reporting Information [Line Items]
Total revenues					1,274	1,322	1,213
Life Segment [Member]
Segment Reporting Information [Line Items]
Total revenues					6,747	7,387	7,516
Group Protection Segment [Member]
Segment Reporting Information [Line Items]
Total revenues					5,304	4,995	4,793
Others [Member]
Segment Reporting Information [Line Items]
Total revenues					156	181	185
Excluded Realized Gain (Loss), Pre-Tax [Member]
Segment Reporting Information [Line Items]
Total revenues							(721)
Amortization Of DFEL Associated With Benefit Ratio Unlocking, Pre-Tax [Member]
Segment Reporting Information [Line Items]
Total revenues							$ (2)
Investment And Reinsurance-related Realized Gain (loss) [Member]
Segment Reporting Information [Line Items]
Total revenues					(128)	834
Change In Fair Value Of GLB And GDB Hedge Instrument [Member]
Segment Reporting Information [Line Items]
Total revenues					902	(1,717)
Indexed Product Net Derivative Results [Member]
Segment Reporting Information [Line Items]
Total revenues					$ 73	$ 22